Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation

15.	Stock-Based Compensation

On May 1, 2011, based on the approval of the stockholders, the Company granted stock options to its directors, executive officers and certain employees to acquire 912,000 shares of common stock. These option awards vest after two years of continued service beginning on the grant date and have a four year contractual term. The grant-date fair value per share of the stock options granted during the year ended December 31, 2011 was ¥772.

On May 1, 2010, based on the approval of the stockholders, the Company granted stock options to its directors, executive officers and certain employees to acquire 890,000 shares of common stock. These option awards vest after two years of continued service beginning on the grant date and have a four year contractual term. The grant-date fair value per share of the stock options granted during the year ended December 31, 2010 was ¥988.

On May 1, 2009, based on the approval of the stockholders, the Company granted stock options to its directors, executive officers and certain employees to acquire 954,000 shares of common stock. These option awards vest after two years of continued service beginning on the grant date and have a four year contractual term. The grant-date fair value per share of the stock options granted during the year ended December 31, 2009 was ¥699.

On May 1, 2008, based on the approval of the stockholders, the Company granted stock options to its directors, executive officers and certain employees to acquire 592,000 shares of common stock. These option awards vest after two years of continued service beginning on the grant date and have a four year contractual term. The grant-date fair value per share of the stock options granted during the year ended December 31, 2008 was ¥1,247.

The compensation cost recognized for these stock options for the years ended December 31, 2012, 2011 and 2010 was ¥364 million, ¥748 million and ¥643 million, respectively, and is included in selling, general and administrative expenses in the consolidated statements of income.

The fair value of each option award was estimated on the date of grant using the Black-Scholes option pricing model that incorporates the assumptions presented below:

	Years ended December 31
	2011	2010
Expected term of option (in years)	4.0	4.0
Expected volatility	36.44%	38.00%
Dividend yield	3.16%	2.53%
Risk-free interest rate	0.44%	0.45%

A summary of option activity under the stock option plans as of and for the years ended December 31, 2012, 2011 and 2010 is presented below:

	Shares	Weighted–average exercise price	Weighted–average remaining contractual term	Aggregate intrinsic value
		(Yen)	(Year)	(Millions of yen)
Outstanding at January 1, 2010	1,512,000	¥4,119	3.0	¥588
Granted	890,000	4,573
Forfeited	(182,000)	3,479

Outstanding at December 31, 2010	2,220,000	4,354	2.5	722
Granted	912,000	3,990
Exercised	(65,800)	3,287
Forfeited	(24,000)	4,282

Outstanding at December 31, 2011	3,042,200	4,268	2.0	88
Exercised	(10,800)	3,287
Forfeited	(305,000)	4,493

Outstanding at December 31, 2012	2,726,400	¥4,247	1.6	¥37

Exercisable at December 31, 2012	1,988,400	¥4,342	1.1	¥37

At December 31, 2012, all outstanding option awards were vested or expected to be vested.

A summary of the status of the Company’s nonvested shares at December 31, 2012, and changes during the year ended December 31, 2012, is presented below:

	Year ended December 31, 2012
	Shares	Weighted–average grant-date fair value
		(Yen)
Nonvested at January 1, 2012	1,768,000	¥878
Vested	(848,000)	988
Forfeited	(182,000)	796

Nonvested at December 31, 2012	738,000	772

At December 31, 2012, there was ¥95 million of total unrecognized compensation cost related to nonvested stock options. That cost is expected to be recognized over a period of 0.33 year. The total fair value of shares vested during the years ended December 31, 2012, 2011 and 2010 was ¥848 million, ¥547 million and ¥696 million, respectively. Cash received from the exercise of stock options for the year ended December 31, 2012 and 2011 was ¥35 million and ¥216 million, respectively.